Unaudited Interim Condensed Consolidated Statement of Financial Position (Parentheticals)	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 RM / shares shares	Dec. 31, 2025 RM / shares shares
Statements [Line Items]
Share capital, shares issued (in Shares)	10,800,000	10,800,000	10,800,000
Share capital, shares outstanding (in Shares)	10,800,000	10,800,000	10,800,000
Share capital, par value (in Ringgits per share and Dollars per share) | (per share)
Share capital, shares authorized	unlimited	unlimited	unlimited
Ordinary shares, shares issued (in Shares)	8,850,000	8,850,000	8,850,000
Ordinary shares, par value (in Ringgits per share and Dollars per share) | (per share)
Ordinary Shares
Statements [Line Items]
Ordinary shares, shares issued (in Shares)	3,100,000	3,100,000	3,100,000
Ordinary shares, par value (in Ringgits per share and Dollars per share) | RM / shares